Share Capital - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions		3 Months Ended		9 Months Ended
	Jun. 20, 2023	Jan. 31, 2023	Jan. 31, 2022	Jul. 31, 2023	Feb. 01, 2023
Disclosure of objectives, policies and processes for managing capital [line items]
Regulatory capital requirements, domestic Stability Buffer				3.00%	2.50%
Minimum leverage Ratio				3.50%
Minimum TLAC ratio				21.50%
Minimum TLAC leverage ratio				7.25%
Domestic systemically important bank buffer				0.50%
Normal Course Issuer Bid [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Normal course issuer bid expiration date			Dec. 12, 2022
Shares repurchased during the period shares			1,800,000
Shares repurchased weighted average price			$ 74.43
Shares repurchased during the period value			$ 134
Higher Buffer Rate [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Regulatory capital requirements, domestic Stability Buffer				3.00%
Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Canada Domestic systemically important bank CET1 surcharge				1.00%
Bottom of range [member] | With Effect From First Of November 2023 [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Capital buffer	3.00%
Bottom of range [member] | Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
CET1 ratio				11.00%
Tier 1 capital ratio				12.50%
Total capital ratio				14.50%
Top of range [member] | With Effect From First Of November 2023 [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Capital buffer	3.50%
Non Cumulative Rate Reset Class A Preferred Shares Series 47 [member] | January 31, 2028 [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowins adjustment to dividend payable basis		January 31, 2023
Dividend rate		5.878%
Dividend payable expiration period		5 years